Risk Information - Maximum exposure to credit risk (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets at fair value through profit or loss (FVO)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SEK 7,936	SEK 13,718
Available-for-sale assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,968	51,901
Loans and receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	278,547	280,499
Cash and cash equivalents | Loans and receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231	7,054
Treasuries/government bonds | Available-for-sale assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,376	3,673
Other interest-bearing securities except loans | Assets at fair value through profit or loss (FVO)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	133	1,451
Other interest-bearing securities except loans | Available-for-sale assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,592	48,228
Loans in the form of interest-bearing securities | Assets at fair value through profit or loss (FVO)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		262
Loans in the form of interest-bearing securities | Loans and receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,558	45,284
Loans to credit institutions | Loans and receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,209	26,187
Loans to the public | Loans and receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	213,549	201,974
Derivatives - net | Assets at fair value through profit or loss (FVO)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SEK 7,803	SEK 12,005
Market risk
Disclosure of credit risk exposure [line items]
Risk Weight As Percentage	100.00%